Financial Instruments in which the Ending Balance is not Carried at Fair Value in its Entirety on Consolidated Balance Sheets (Detail)	Dec. 31, 2010 USD ($)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2010 Carrying Amount KRW	Dec. 31, 2009 Carrying Amount KRW	Dec. 31, 2010 Fair Value KRW	Dec. 31, 2009 Fair Value KRW
Financial assets:
Financial assets for which carrying value approximates fair value	$ 8,668,190,000		9,800,256,000,000		10,153,495,000,000		17,257,557,000,000	17,225,681,000,000	17,257,557,000,000	17,225,681,000,000
Interest-bearing deposits in banks	2,104,108,000		2,378,905,000,000		2,164,004,000,000		2,378,905,000,000	2,164,004,000,000	2,378,905,000,000	2,164,004,000,000
Held-to-maturity securities	11,133,043,000	[1]	12,587,018,000,000	[1]	12,793,618,000,000	[1]	12,587,018,000,000	12,793,618,000,000	12,994,228,000,000	12,840,594,000,000
Loans							176,589,401,000,000	165,593,546,000,000	179,145,181,000,000	167,393,995,000,000
Non-marketable equity investments included in other assets							2,763,431,000,000	2,045,547,000,000	3,847,867,000,000	3,437,571,000,000
Total Financial assets							211,576,312,000,000	199,822,396,000,000	215,623,738,000,000	203,061,845,000,000
Financial liabilities:
Financial liabilities for which carrying value approximates fair value							7,199,880,000,000	5,853,609,000,000	7,199,880,000,000	5,853,609,000,000
Deposits			152,892,183,000,000		143,698,489,000,000		152,892,183,000,000	143,698,489,000,000	153,630,439,000,000	144,364,290,000,000
Short-term borrowings	7,138,917,000		8,071,259,000,000		9,714,857,000,000		7,446,901,000,000	9,686,890,000,000	7,446,901,000,000	9,686,890,000,000
Secured Borrowings	7,337,605,000		8,295,896,000,000		7,944,390,000,000		8,295,896,000,000	7,944,390,000,000	8,368,091,000,000	8,078,573,000,000
Long-term debt	41,124,887,000		46,495,799,000,000		44,794,981,000,000		44,546,409,000,000	43,727,523,000,000	45,587,964,000,000	42,319,203,000,000
Total Financial liabilities							220,381,269,000,000	210,910,901,000,000	222,233,275,000,000	210,302,565,000,000

[1]	On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.